UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 88.2% (53.5% of Total Investments)

	Capital Markets – 8.9%

236,347	BNY Capital Trust V, Series F	5.950%	A	$4,296,788
1,276,300	Deutsche Bank Capital Funding Trust II	6.550%	A	18,506,349
3,000	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	44,250
20,800	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	313,456
25,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	360,010
11,500	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	165,025
3,000	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	45,180
62,683	Merrill Lynch Preferred Capital Trust III	7.000%	A3	908,904
60,506	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	876,732
131,400	Merrill Lynch Preferred Capital Trust V	7.280%	A3	1,931,580
136,693	Morgan Stanley Capital Trust III	6.250%	A2	1,569,236
93,622	Morgan Stanley Capital Trust IV	6.250%	A2	1,056,992
430,107	Morgan Stanley Capital Trust VI	6.600%	A2	5,075,263
113,824	Morgan Stanley Capital Trust VII	6.600%	A2	1,348,814

	Total Capital Markets			36,498,579

	Commercial Banks – 13.2%

92,050	ABN AMRO Capital Fund Trust V	5.900%	A	824,768
102,400	ASBC Capital I	7.625%	A3	1,842,176
23,600	BAC Capital Trust V	6.000%	A	424,800
192,649	Banco Santander Finance	6.800%	Aa3	3,275,033
192,402	Banco Santander Finance	6.500%	A+	3,180,405
1,234	Banco Santander Finance	6.410%	A+	20,978
84,500	Banesto Holdings, Series A, 144A	10.500%	A1	2,186,438
15,643	Bank One Capital Trust VI	7.200%	Aa3	316,771
82,992	Barclays Bank PLC	7.750%	Aa3	1,303,804
74,478	Citizens Funding Trust I	7.500%	Baa1	558,585
116,800	Cobank Agricultural Credit Bank	7.000%	N/R	5,567,389
46,000	Cobank Agricultural Credit Bank	0.000%	A	2,317,218
196,778	Credit Suisse	7.900%	A	4,014,271
200	Fleet Capital Trust IX	6.000%	Aa3	3,326
267,506	M&T Capital Trust IV	8.500%	A3	5,724,628
34,743	National Bank of Greece S.A.	9.000%	AAA-	694,860
629,462	National City Capital Trust II	6.625%	Baa1	3,713,826
200,000	PFCI Capital Corporation	7.750%	A-	2,706,260
3,200	PNC Capital Trust	7.750%	A-	65,440
4,950	PNC Capital Trust	6.125%	A2	91,328
68,252	Regions Financing Trust III	8.875%	BBB+	904,339
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,168,953
139,700	SunTrust Capital Trust IX	7.875%	A-	2,455,926
9,400	USB Capital Trust VI	5.750%	Aa3	173,806
109,100	Wells Fargo Capital Trust V	7.000%	Aa2	2,400,200
12,925	Wells Fargo Capital Trust VII	5.850%	AA-	234,589
347,300	Zions Capital Trust B	8.000%	Baa1	6,859,175

	Total Commercial Banks			54,029,292

	Diversified Financial Services – 10.8%

365,540	BAC Capital Trust XII	6.875%	A	7,018,368
264,830	Citigroup Capital Trust VIII	6.950%	A1	4,433,254
306,950	Citigroup Capital XV	6.500%	A1	4,297,300
240,200	Citigroup Capital XIX	7.250%	A1	4,143,450
141,500	Citigroup Inc., Series M	8.125%	A	2,334,750
138,527	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	2,036,347
882,658	ING Groep N.V.	7.200%	A1	12,136,548
530,300	ING Groep N.V.	7.050%	A	6,978,748
113,885	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	956,634
3,815	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	33,572

	Total Diversified Financial Services			44,368,971

	Diversified Telecommunication Services – 1.0%

80,341	AT&T Inc.	6.375%	A	1,863,911
13,300	BellSouth Capital Funding (CORTS)	7.120%	A	313,381
74,635	BellSouth Corporation (CORTS)	7.000%	A	1,660,629
2,200	Verizon Communications (CORTS)	7.625%	A	48,400
12,900	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	224,976

	Total Diversified Telecommunication Services			4,111,297

	Electric Utilities – 5.9%

72,540	DTE Energy Trust I	7.800%	Baa3	1,661,166
108,405	Entergy Louisiana LLC	7.600%	A-	2,465,130
73,525	FPL Group Capital Inc.	6.600%	BBB+	1,539,614
128,920	Georgia Power Company	6.000%	A	2,810,456
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	624,515
133,025	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	2,448,990
106,400	PPL Energy Supply LLC	7.000%	BBB	2,447,200
440,642	Xcel Energy Inc.	7.600%	BBB-	10,311,023

	Total Electric Utilities			24,308,094

	Food Products – 0.4%

29,900	Dairy Farmers of America Inc., 144A	7.875%	BBB-	1,592,175

	Insurance – 18.0%

1,022,415	Aegon N.V.	6.375%	A-	8,721,200
47,628	AMBAC Financial Group Inc.	5.950%	A	238,140
15,500	Arch Capital Group Limited, Series B	7.875%	BBB-	285,975
508,712	Arch Capital Group Limited	8.000%	BBB-	10,326,854
379,900	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	6,534,280
217,000	Delphi Financial Group, Inc.	8.000%	BBB+	3,465,490
231,800	Delphi Financial Group, Inc.	7.376%	BBB-	3,337,920
657,104	EverestRe Capital Trust II	6.200%	Baa1	9,363,732
2,900	Financial Security Assurance Holdings	6.875%	AA	20,300
3,975	Financial Security Assurance Holdings	6.250%	AA-	20,750
15,500	Lincoln National Capital VI, Series F	6.750%	A-	246,450
245,020	Markel Corporation	7.500%	BBB	5,096,416
291,699	PartnerRe Limited, Series C	6.750%	BBB+	4,740,109
74,500	PartnerRe Limited, Series D	6.500%	BBB+	1,257,560
80,700	PLC Capital Trust III	7.500%	BBB+	1,057,170
414,700	PLC Capital Trust IV	7.250%	BBB+	5,639,920
236,600	Prudential Financial Inc.	9.000%	A-	5,358,990
264,265	Prudential PLC	6.750%	A-	2,787,996
66,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,017,175
284,502	RenaissanceRe Holdings Limited	6.600%	BBB	4,130,969

	Total Insurance			73,647,396

	IT Services – 0.2%

31,500	Vertex Industries Inc. (PPLUS)	7.625%	A	693,000

	Media – 7.8%

65,500	CBS Corporation	7.250%	BBB	1,106,950
164,141	CBS Corporation	6.750%	BBB	2,624,615
14,409	Comcast Corporation	7.000%	BBB+	280,255
682,819	Comcast Corporation	7.000%	BBB+	13,103,297
400	Comcast Corporation	6.625%	Baa2	7,080
820,732	Viacom Inc.	6.850%	BBB	14,691,102

	Total Media			31,813,299

	Oil, Gas & Consumable Fuels – 2.6%

519,084	Nexen Inc.	7.350%	Baa3	10,537,405

	Pharmaceuticals – 0.2%

20,500	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	445,875
10,200	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	234,600

	Total Pharmaceuticals			680,475

	Real Estate/Mortgage – 17.4%

47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	776,193
406,800	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	5,719,608
28,333	Developers Diversified Realty Corporation	7.500%	BBB-	404,312
156,200	Duke Realty Corporation, Series L	6.600%	BBB	2,411,728
49,900	Duke Realty Corporation, Series N	7.250%	BBB-	737,522
96,053	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	1,584,875
568,439	HRPT Properties Trust, Series B	8.750%	BBB-	9,720,307
562,121	Kimco Realty Corporation, Series G	7.750%	BBB+	11,472,890
100,778	Prologis Trust, Series G	6.750%	BBB-	1,723,304
55,970	PS Business Parks, Inc., Series I	6.875%	BBB-	873,132
2,500	PS Business Parks, Inc., Series O	7.375%	Baa3	41,975
455,900	PS Business Parks, Inc.	7.000%	BB+	7,923,542
64,800	Public Storage, Inc., Series C	6.600%	BBB	1,091,232
5,200	Public Storage, Inc., Series E	6.750%	BBB+	88,140
59,400	Public Storage, Inc., Series F	6.450%	BBB	946,836
347,600	Public Storage, Inc., Series V	7.500%	BBB	6,771,248
107,100	Public Storage, Inc., Series Y	6.850%	BBB+	2,346,165
12,615	Public Storage, Inc.	6.750%	Baa1	217,987
79,000	Realty Income Corporation	7.375%	BBB-	1,673,220
108,400	Realty Income Corporation	6.750%	Baa2	2,032,500
12,555	Regency Centers Corporation	7.250%	BBB-	229,254
595,600	Wachovia Preferred Funding Corporation	7.250%	A2	5,533,124
381,702	Weingarten Realty Investors Series F	6.500%	Baa2	6,870,636
2,300	Weingarten Realty Trust, Series E	6.950%	A-	42,780

	Total Real Estate/Mortgage			71,232,510

	Thrifts & Mortgage Finance – 1.1%

4,800	Countrywide Capital III	8.050%	Aa3	57,167
142,002	Countrywide Capital Trust IV	6.750%	Aa3	1,263,817
282,870	Countrywide Capital Trust V	7.000%	A+	2,248,816
52,885	Harris Preferred Capital Corporation, Series A	7.375%	A1	886,352

	Total Thrifts & Mortgage Finance			4,456,152

	Wireless Telecommunication Services – 0.7%

156,400	United States Cellular Corporation	8.750%	Baa2	2,799,560

	Total $25 Par (or similar) Preferred Securities (cost $562,974,865)			360,768,205

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 2.2% (1.4% of Total Investments)

	Commercial Banks – 2.2%

$8,600	Swedbank ForeningsSparbanken AB, 144A	7.500%	9/27/49	Aa3	$9,139,547

$8,600	Total Corporate Bonds (cost $9,385,052)				9,139,547

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 69.4% (42.1% of Total Investments)

	Capital Markets – 5.1%

5,850	C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$3,698,873
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	8,776,803
1,840	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	1,414,206
1,900	MUFG Capital Finance	4.850%	7/25/56	BBB+	1,759,872
2,000	Schwab Capital Trust I	7.500%	11/15/37	A3	1,655,530
3,850	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	3,722,873

	Total Capital Markets				21,028,157

	Commercial Banks – 35.6%

4,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	3,995,380
19,850	Abbey National Capital Trust I	8.963%	6/30/50	A+	21,300,990
23,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A	13,781,370
2,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,036,428
2,500	Bank One Capital III	8.750%	9/01/30	Aa3	2,333,938
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,393,446
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,614,352
2,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,631,158
1,800	BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,358,854
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,196,241
10,800	HBOS PLC, Series 144A	6.413%	4/01/49	A1	6,104,959
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	16,942,313
3,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	2,520,897
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	12,995,060
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	1,444,552
8,500	Mizuho Financial Group	8.375%	4/27/49	Aa3	7,310,128
700	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	425,478
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,090,636
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	14,635,600
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	4,823,375
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,988,155
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,006,675
3,600	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,036,168
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	5,982,392
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	4,506,407
800	Union Bank of Norway	7.068%	11/19/49	A	1,051,007

	Total Commercial Banks				145,505,959

	Diversified Financial Services – 1.6%

3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	1,695,348
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	4,941,000

	Total Diversified Financial Services				6,636,348

	Diversified Telecommunication Services – 2.8%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	11,285,156

	Insurance – 17.6%

5,000	Ace Capital Trust II	9.700%	4/01/30	Baa1	4,652,025
2,000	American General Capital II	8.500%	7/01/30	A3	369,664
13,150	AXA SA, 144A	6.463%	12/14/49	BBB+	7,521,918
5,500	Great West Life & Annuity Capital I	6.625%	11/15/34	A-	4,126,914
3,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	3,061,451
6,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	5,118,402
5,000	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	3,434,020
2,000	MetLife Capital Trust X	9.250%	4/08/68	BBB+	1,903,000
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	881,378
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	2,221,819
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,952,506
6,100	Progressive Corporation	6.700%	6/15/67	A2	4,977,746
3,500	Prudential Financial Inc.	8.875%	6/15/68	A-	3,299,349
2,000	Prudential PLC	6.500%	6/29/49	A-	861,430
10,200	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	8,155,798
22,000	XL Capital, Limited	6.500%	10/15/57	BBB	12,998,172
5,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	3,354,905

	Total Insurance				71,890,497

	Real Estate – 4.5%

2,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	544,320
19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	17,954,999

	Total Real Estate				18,499,319

	Road & Rail – 1.5%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,238,263

	Thrifts & Mortgage Finance – 0.7%

2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A	1,799,505
800	Onbank Capital Trust I	9.250%	2/01/27	A3	834,253
8,667	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	C	54,169
2,906	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	C	18,164

	Total Thrifts & Mortgage Finance				2,706,091

	Total Capital Preferred Securities (cost $393,369,942)				283,789,790

Shares	Description (1)	Value

	Investment Companies – 4.1% (2.5% of Total Investments)

166,105	Blackrock Preferred and Corporate Income Strategies Fund	$1,385,316
500,451	Blackrock Preferred Income Strategies Fund	4,173,761
76,681	Blackrock Preferred Opportunity Trust	732,304
615,911	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	4,687,083
173,095	Flaherty and Crumrine/Claymore Total Return Fund Inc.	1,334,562
417,454	John Hancock Preferred Income Fund III	4,266,380

	Total Investment Companies (cost $38,956,342)	16,579,406

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 0.9% (0.5% of Total Investments)

$2,000	U.S. Treasury Notes, (3)	3.625%	10/31/09	AAA	$2,037,970
1,500	U.S. Treasury Notes, (3)	3.125%	11/30/09	AAA	1,522,032

$3,500	Total U.S. Government and Agency Obligations (cost $3,555,567)				3,560,002

	Total Investments (cost $1,008,241,768) – 164.8%				673,836,950

	Borrowings Payable – (20.6)% (4)(5)				(84,050,000)

	Other Assets Less Liabilities – 2.8%				11,114,600

	FundPreferred Shares, at Liquidation Value – (47.0)% (4)				(192,000,000)

	Net Assets Applicable to Common Shares – 100%				$408,901,550

Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	4.350%	Monthly	8/29/09	$(820,017)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Portion of investment has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(4)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 12.5% and 31.5%, respectively.

(5)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$362,217,959	$311,618,991	$ —	$673,836,950
Derivatives*	—	(820,017)	—	(820,017)

Total	$362,217,959	$310,798,974	$ —	$673,016,933

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $1,009,409,803.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$854,051
Depreciation	(336,426,904)

Net unrealized appreciation (depreciation) of investments	$(335,572,853)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.